Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 16, 2011
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000778207
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 16, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Clarion Global Real Estate Securities VP (the "Portfolio")

The Portfolio's sub-adviser, ING Clarion Real Estate Securities, LLC is now known as CBRE Clarion Securities LLC ("Clarion"). Accordingly, throughout the Portfolio's Prospectus, Summary Prospectus and Statement of Additional Information, all references to ING Clarion Real Estate Securities, LLC are changed to CBRE Clarion Securities LLC.

* * *

Investors Should Retain this Supplement for Future Reference

August 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Clarion Global Real Estate Securities VP (the "Portfolio")

The Portfolio's sub-adviser, ING Clarion Real Estate Securities, LLC is now known as CBRE Clarion Securities LLC ("Clarion"). Accordingly, throughout the Portfolio's Prospectus, Summary Prospectus and Statement of Additional Information, all references to ING Clarion Real Estate Securities, LLC are changed to CBRE Clarion Securities LLC.

* * *

Investors Should Retain this Supplement for Future Reference

August 16, 2011

Transamerica Clarion Global Real Estate Securities VP | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Clarion Global Real Estate Securities VP (the "Portfolio")

The Portfolio's sub-adviser, ING Clarion Real Estate Securities, LLC is now known as CBRE Clarion Securities LLC ("Clarion"). Accordingly, throughout the Portfolio's Prospectus, Summary Prospectus and Statement of Additional Information, all references to ING Clarion Real Estate Securities, LLC are changed to CBRE Clarion Securities LLC.

* * *

Investors Should Retain this Supplement for Future Reference

August 16, 2011

Transamerica Clarion Global Real Estate Securities VP | Service Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000778207_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Clarion Global Real Estate Securities VP (the "Portfolio")

The Portfolio's sub-adviser, ING Clarion Real Estate Securities, LLC is now known as CBRE Clarion Securities LLC ("Clarion"). Accordingly, throughout the Portfolio's Prospectus, Summary Prospectus and Statement of Additional Information, all references to ING Clarion Real Estate Securities, LLC are changed to CBRE Clarion Securities LLC.

* * *

Investors Should Retain this Supplement for Future Reference

August 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011